Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2015
Convertible Preferred Shares
Schedule of Preferred shares

Series	Issuance Date	Shares Issued	Issue Price per Share	Proceeds from Issuance	Shares Outstanding		Carrying Amount
			US$	US$			RMB

A	March 27, 2007	155,000,000	0.0323	5,000	155,000,000		215,626
A-1	August 15, 2007	130,940,000	0.0382	5,000	36,894,000		40,224
B	January 12, 2009	235,310,000	0.0892	21,000	59,539,244		88,241
C	September 21, 2010	178,238,250	0.7742	138,000	258,316,305	*	15,130,903

*Among total shares outstanding, 64,579,075 shares and 15,498,980 shares were re-designated from Series A-1 and Series B preferred shares in conjunction with the issuance of the Series C Preferred Shares.